SHARE CAPITAL - Non-vested Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options
Non-vested at beginning of year	20,260	29,873	272
Granted	0	1,100	40,047
Vested	(9,822)	(10,249)	(9,965)
Forfeited and canceled	(179)	(464)	(481)
Non-vested at end of year	10,259	20,260	29,873
Weighted-average grant-date fair value
Non-vested at beginning of year	$ 64.07	$ 70.2	$ 214
Granted	0	24.6	65
Vested	64.91	69.2	78.8
Forfeited and canceled	37.75	73.6	75.8
Non-vested at end of period	$ 63.73	$ 64.07	$ 70.2